-----------------------------
                                                     The latest report from your
                                                       Fund's management team
                                                   -----------------------------

                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                     [PHOTO]

                                      Bond
                                      Fund

                                NOVEMBER 30, 1999

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                    -----------------------------------------

                                    TRUSTEES
                              DENNIS S. ARONOWITZ*
                                STEPHEN L. BROWN
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 MAUREEN R. FORD
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                         *Members of the Audit Committee

                                    OFFICERS
                                STEPHEN L. BROWN
                                    Chairman
                                 MAUREEN R. FORD
                    Vice Chairman and Chief Executive Officer
                                 ANNE C. HODSDON
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 OSBERT M. HOOD
                          Executive Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                      Vice President and Compliance Officer

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                    -----------------------------------------

===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

I am delighted that one of my first official duties at John Hancock Funds is to welcome you to the New Millennium! I wish you all the best for a century filled with momentous occasions.

Every New Year, of course, provides us with a built-in opportunity to make new resolutions, or re-commit to old ones. It seems fitting, therefore, that this special New Year 2000 coincides with a very important, although certainly less exotic, event.

Starting last October, personalized Social Security statements are being sent to 125 million workers over age 25, showing estimates of the retirement, disability and survivor benefits that they and their families are eligible to receive now and in the future.

The statements, to be sent out annually, will provide people with a glimpse of what they can expect from the government when they retire. This should be comforting to those who feared that Social Security wouldn't be there for them at all. But many people also already know that government benefits will only fulfill a small piece of their retirement needs.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to fourth paragraph.]
--------------------------------------------------------------------------------

The best thing about this massive mailing is that it can serve as a wake-up call to encourage families to focus more on planning for their financial future.

When you receive your statement, expected to be within three months of your next birthday, we urge you to read it carefully for accuracy, making sure your annual earnings history and amounts you have contributed over the years are correct. Keep in mind that the estimated benefits are precisely that, and that rules and regulations may change by the time you retire. Also remember that they are not inflation adjusted, so it would be unrealistic to expect them to have the same purchasing power in the future as they would today.

We also encourage you to use this mailing as a reason to contact your investment professional, or to select one if you are not working with somebody. He or she can help you focus on establishing and maintaining a sound plan to achieve a comfortable retirement. Together, you should make sure to maximize your participation in tax-advantaged programs like IRAs and 401(k)s.

The stakes are too high to leave your retirement lifestyle to chance. Congress' awareness-raising effort is commendable. The next step is yours. Mark the beginning of the New Millennium by taking it.

Sincerely,


/s/ Maureen R. Ford

MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

           BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
        BENJAMIN A. MATTHEWS, ANTHONY A. GOODCHILD AND TRIET M. NGUYEN,
                               PORTFOLIO MANAGERS

                             John Hancock Bond Fund

              Rising interest rates take their toll on bond market

The six months ended November 30, 1999 were an unsettled period for the fixed-income market and John Hancock Bond Fund. Inflation fears and rising interest rates at home and abroad restrained the performance of most bonds worldwide. A midsummer glut of new issues in the domestic corporate and high-yield arenas, Y2K concerns and three Federal Reserve Board rate hikes put further pressure on the bond sectors in which the Fund invests. Yields rose and prices declined across the board. Emerging- market debt was the one sector that escaped the downturn, as the global economic rebound fostered an increased willingness among investors to take on the risks associated with these securities.

Performance reflects market challenges

For the six months ended November 30, 1999, the Fund's Class A, Class B and Class C shares posted total returns of 0.34%, -0.02% and -0.02%, respectively, at net asset value. By comparison, the average corporate debt A-rated fund returned -0.19%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Longer-term performance information can be found on pages six and seven.

Flexibility allowed for timely maneuvers

Over the period, we put the Fund's flexibility to work, which we believed contributed significantly to the Fund's strong relative performance. While we continued to emphasize high-grade corporate bonds, we rotated assets in and out of various fixed-income sectors as opportunities arose and market conditions warranted.

Corporate bonds pared, then boosted

When the Fund's fiscal year began in June, we had begun to pare back the portfolio's corporate bond and high-yield debt exposure slightly in

"Yields rose and prices declined across the board."

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock Bond Fund. Caption below reads "Fund management team members (l-r): "Ben Matthews, Jim Ho, Triet Nguyen and Tony Goodchild."]
--------------------------------------------------------------------------------

================================================================================

                         John Hancock Funds - Bond Fund

"...we put the Fund's flexibility to work..."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Bond Sectors." The first listing is U.S. Government & Agencies 34%, the second is Utilities 11%, the third Telecommunications 6%, the fourth Media 5% and the fifth Transport 5%. A note below the table reads "As a percentage of net assets on November 30, 1999."]
--------------------------------------------------------------------------------

anticipation of further market turbulence due to Federal Reserve Board rate hikes, heavy issuance and slackened demand. Doing so enabled the Fund to avoid the worst of the summer's downdraft. This strategy also put us in a favorable position to add selectively to corporate and high-yield issues as credit spreads (the difference in yield between bonds of different credit quality) reached compelling levels later in the period. Once the expected new-issue calendar fell short of expectations after Labor Day, spreads began to narrow and many of the Fund's holdings bounced off their price lows.

Treasury holdings bolstered, then trimmed

We used the proceeds realized from the early scale-back of the portfolio's corporate-bond weighting to fund an increase in long-term Treasury bond positions as yields approached 6.25%. As the period progressed, we sold out of some intermediate-term holdings to create more of a barbell structure. As opposed to a bullet yield-curve position, a barbell is one in which assets are clustered at both the short and long ends of the maturity spectrum. In our opinion, this type of positioning should serve the Fund well in the months ahead if the yield curve retains its flattening bias, as we anticipate. Even if the Fed decides to raise rates yet again, we believe its commitment to containing inflation may help renew investors' interest in long-term bonds -- pushing their yields lower -- while rates rise at the short end of the yield curve.

      In the mortgage-backed security arena, we added holdings when prices declined over the summer, then sold out of some positions when these issues began to recover. At that time, we purchased some government agency positions, such as Fannie Mae, which have a structure that stands to benefit should interest rates begin to decline later in the fiscal year.

Duration extended

For much of 1999, we preferred to keep the Fund's average duration, or interest-rate sensitivity, relatively short. (When interest rates rise, a shorter duration can help buoy a portfolio's share price. When rates decline, a shorter duration may inhibit a portfolio from participating fully in price appreciation possibilities.) In recent months, however, we opted to extend the Fund's average duration a bit, believing that the worst of inflation fears have already been priced into the market. This move brings the Fund back to more of a neutral duration posture, which means we are making no bets on the direction of interest rates in the near term.

Emerging-market issues avoided

Despite the rally in emerging-market bonds, we continued to avoid this sector because of its illiquidity and risk profile. As evidenced by events

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Orange PLC followed by an up arrow with the phrase "Merger and acquisition activity." The second listing is Long Island Lighting Co. followed by a sideways arrow with the phrase "Rising rates." The third listing is Integrated Health Services followed by a down arrow with the phrase "Financial difficulties; industry issues." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                         John Hancock Funds - Bond Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended November 30, 1999." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the 0.34% total return for John Hancock Bond Fund Class
A. The second bar represents the -0.02% total return for John Hancock Bond Fund Class B. The third bar represents the -0.02% total return for John Hancock Bond Fund Class C. The fourth bar represents the -0.19% total return for Average corporate debt A-rated fund. A note below the chart reads "Total returns for John Hancock Bond Fund are at net asset value with all distributions reinvested. The average corporate debt A-rated fund is tracked by Lipper, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

in 1998, emerging-market securities are highly sensitive to the world's political and economic events, making them one of the most highly volatile sectors in the fixed-income universe.

Telecom and cable: performance leaders

Our telecommunications and cable corporate-bond holdings continued to be positive contributors to the Fund's performance. Ongoing consolidation and dynamic growth potential within these industries make them worthwhile long-term investments regardless of short-term market movements. Holdings that have performed well for the Fund include Orange PLC, a wireless operator in the U.K. which benefited from an acquisition by Mannesmann and a resulting credit upgrade. Qwest Communications and Chancellor Broadcasting also performed well on the heels of merger and acquisition activity by U.S. West and Clear Channel, respectively. Other positive contributors to performance included SFX Entertainment, PSINet, Nextel Communications, Global Crossing Holdings, Charter Communications Holdings and Adelphia Communications.

      Going forward, we believe the primary driver of performance in the cable and telecom sectors will continue to be consolidation, as companies seek to become the dominant player in providing Internet, cable and telephone services.

      In the cyclical industries of energy and industrials, several holdings proved to be notable performers that benefited from rising oil prices. These included Ocean Energy, Swift Energy, CMS Energy, Amerada Hess and CalEnergy. Disappointing performers included Integrated Health Services and Oakwood Homes Corporation, which we sold prior to the worst of their downturns. Broadly speaking, health-care and utility bonds remained depressed throughout the period.

Outlook

In the months ahead, we cannot rule out the possibility of further volatility, as inflation remains a potential threat. That said, we believe the global liquidity that was provided by the world's central banks via interest-rate cuts in 1998 should give the current economic expansion the necessary boost to be the longest in postwar history. If the Fed continues to show its vigilance in fighting inflation by raising rates when necessary, we believe corporate and high-yield bonds stand to benefit as investors look further down the road to a more benign inflation, economic and interest-rate picture.

"...possibility of further volatility, as inflation remains a potential threat."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                         John Hancock Funds - Bond Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Bond Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming that all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                 ONE         FIVE          TEN
                                                 YEAR        YEARS        YEARS
                                                -------      ------      -------
Cumulative Total Returns                        (5.60%)      38.91%      105.76%
Average Annual Total Returns                    (5.60%)       6.79%        7.48%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                                        SINCE
                                                 ONE         FIVE     INCEPTION
                                                 YEAR        YEARS    (11/23/93)
                                                -------      ------   ----------
Cumulative Total Returns                        (6.49%)      38.59%     35.03%
Average Annual Total Returns                    (6.49%)       6.74%      5.27%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                                          ONE
                                                                          YEAR
                                                                        --------
Cumulative Total Returns                                                 (3.32%)
Average Annual Total Returns                                             (3.32%)

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
As of November 30, 1999

                                                                      SEC 30-DAY
                                                                        YIELD
                                                                      ----------
John Hancock Bond Fund: Class A                                         6.49%
John Hancock Bond Fund: Class B                                         6.09%
John Hancock Bond Fund: Class C                                         6.09%

================================================================================

                         John Hancock Funds - Bond Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

Line chart with the heading John Hancock Bond Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Corporate Bond Index and is equal to $22,982 as of November 30, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on May 31, 1989, before sales charge, and is equal to $22,485 as of November 30, 1999. The third line represents the same hypothetical investment made in the John Hancock Bond Fund, after sales charge, and is equal to $21,468 as of November 30, 1999.

Line chart with the heading John Hancock Bond Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Corporate Bond Index and is equal to $14,181 as of November 30, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on November 23, 1993, before sales charge, and is equal to $13,653 as of November 30, 1999.

Line chart with the heading John Hancock Bond Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Corporate Bond Index and is equal to $10,092 as of November 30, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on October 1, 1998, before sales charge, and is equal to $9,803 as of November 30, 1999.

*No contingent deferred sales charge applicable.

--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on November 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
    Bonds (cost - $1,406,068,623) ..........................     $1,355,045,288
    Preferred stocks and warrants (cost - $16,047,038) .....         16,132,686
    Joint repurchase agreement (cost - $75,911,000) ........         75,911,000
    Corporate savings account ..............................                 57
                                                                ---------------
                                                                  1,447,089,031
  Receivable for investments sold ..........................          5,422,189
  Receivable for shares sold ...............................            749,397
  Dividends and interest receivable ........................         25,582,379
  Other assets .............................................            425,316
                                                                ---------------
                       Total Assets ........................      1,479,268,312
                       --------------------------------------------------------
Liabilities:
  Payable for investments purchased ........................          8,297,606
  Payable for shares repurchased ...........................          1,995,945
  Payable for futures variation margin - Note A ............             60,531
  Dividend payable .........................................             35,421
  Payable to John Hancock Advisers, Inc.
    and affiliates - Note B ................................          1,190,315
  Accounts payable and accrued expenses ....................            124,006
                                                                ---------------
                       Total Liabilities ...................         11,703,824
                       --------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................      1,563,461,335
  Accumulated net realized loss on investments
    and financial futures contracts ........................        (45,031,973)
  Net unrealized depreciation of investments
    and financial futures contracts ........................        (50,583,230)
  Distributions in excess of net investment income .........           (281,644)
                                                                ---------------
                       Net Assets ..........................     $1,467,564,488
                       ========================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
    interest outstanding - unlimited number of shares
    authorized with no par value)
  Class A - $1,214,852,224/84,828,301 ......................             $14.32
  ==============================================================================
  Class B - $228,948,863/15,986,589 ........................             $14.32
  ==============================================================================
  Class C - $23,763,401/1,659,304 ..........................             $14.32
  ==============================================================================
Maximum Offering Price Per Share*
  Class A - ($14.32 x 104.71%) .............................             $14.99
  ==============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ..................................................       $57,643,497
  Dividends .................................................           183,195
                                                                   ------------
                                                                     57,826,692
                                                                   ------------
  Expenses:
    Investment management fee - Note B ......................         3,737,194
    Distribution and service fee - Note B
      Class A ...............................................         1,858,906
      Class B ...............................................         1,167,628
      Class C ...............................................           113,768
    Transfer agent fee - Note B .............................         1,941,682
    Accounting and legal services fee - Note B ..............           147,702
    Custodian fee ...........................................           140,041
    Printing ................................................            42,680
    Trustees' fees ..........................................            39,600
    Miscellaneous ...........................................            31,499
    Auditing fee ............................................            22,020
    Registration and filing fees ............................            21,905
    Legal fees ..............................................             4,374
                                                                   ------------
                       Total Expenses .......................         9,268,999
                       --------------------------------------------------------
                       Net Investment Income ................        48,557,693
                       --------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Financial Futures Contracts:
  Net realized loss on investments sold .....................       (15,245,092)
  Net realized loss on financial futures contracts ..........          (412,595)
  Change in net unrealized appreciation/depreciation
    of investments ..........................................       (30,355,121)
  Change in net unrealized appreciation/depreciation
    of financial futures contracts ..........................           405,751
                                                                   ------------
                       Net Realized and Unrealized
                       Loss on Investments and
                       Financial Futures Contracts ..........       (45,607,057)
                       --------------------------------------------------------
                       Net Increase in Net Assets
                       Resulting from Operations ............        $2,950,636
                       ========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  SIX MONTHS ENDED
                                                                                  YEAR ENDED     NOVEMBER 30, 1999
                                                                                 MAY 31, 1999       (UNAUDITED)
                                                                               ---------------   -----------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income ...................................................       $96,302,405        $48,557,693
   Net realized loss on investments sold and financial
    futures contracts ......................................................        (2,592,599)       (15,657,687)
   Change in net unrealized appreciation/depreciation of
    investments and financial futures contracts ............................       (49,119,200)       (29,949,370)
                                                                               ---------------    ---------------
      Net Increase in Net Assets Resulting from Operations .................        44,590,606          2,950,636
                                                                               ---------------    ---------------
Distributions to Shareholders:
   Distributions from net investment income
      Class A - ($0.9665 and $0.4779 per share, respectively) ..............       (83,968,102)       (40,980,195)
      Class B - ($0.8597 and $0.4273 per share, respectively) ..............       (11,887,365)        (6,902,480)
      Class C** - ($0.5512 and $0.4271 per share, respectively) ............          (446,938)          (671,809)
                                                                               ---------------    ---------------
      Total Distributions to Shareholders ..................................       (96,302,405)       (48,554,484)
                                                                               ---------------    ---------------
From Fund Share Transactions - Net: * ......................................        96,541,466        (25,372,488)
                                                                               ---------------    ---------------
Net Assets:
   Beginning of period .....................................................     1,493,711,157      1,538,540,824
                                                                               ---------------    ---------------
   End of period (including distributions in excess of net investment income
      of $284,853 and $281,644, respectively) ..............................    $1,538,540,824     $1,467,564,488
                                                                               ===============    ===============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:

                                                                      SIX MONTHS ENDED
                                      YEAR ENDED                      NOVEMBER 30, 1999
                                     MAY 31, 1999                        (UNAUDITED)
                             ------------------------------    ------------------------------
                                SHARES           AMOUNT           SHARES           AMOUNT
                             -------------    -------------    -------------    -------------
CLASS A
   Shares sold ...........      33,840,928     $513,805,047        6,253,783      $90,746,319
   Shares reinvested .....       4,291,217       65,236,811        2,265,647       32,645,044
                             -------------    -------------    -------------    -------------
                                38,132,145      579,041,858        8,519,430      123,391,363
   Less shares repurchased     (38,555,126)    (585,265,951)     (10,311,646)    (149,290,068)
                             -------------    -------------    -------------    -------------
   Net decrease ..........        (422,981)     ($6,224,093)      (1,792,216)    ($25,898,705)
                             =============    =============    =============    =============
CLASS B
   Shares sold ...........       8,756,754     $133,473,644        2,140,834      $30,984,749
   Shares reinvested .....         440,757        6,690,223          304,325        4,381,598
                             -------------    -------------    -------------    -------------
                                 9,197,511      140,163,867        2,445,159       35,366,347
   Less shares repurchased      (3,915,180)     (59,486,821)      (2,622,486)     (37,910,990)
                             -------------    -------------    -------------    -------------
   Net increase (decrease)       5,282,331      $80,677,046         (177,327)     ($2,544,643)
                             =============    =============    =============    =============
CLASS C**
   Shares sold ...........       1,510,673      $23,046,624          241,128       $3,496,541
   Shares reinvested .....          24,293          365,237           40,028          576,372
                             -------------    -------------    -------------    -------------
                                 1,534,966       23,411,861          281,156        4,072,913
   Less shares repurchased         (87,365)      (1,323,348)         (69,453)      (1,002,053)
                             -------------    -------------    -------------    -------------
   Net increase ..........       1,447,601      $22,088,513          211,703       $3,070,860
                             =============    =============    =============    =============

** Class C shares commenced operations on October 1, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                             YEAR ENDED DECEMBER 31,               PERIOD FROM
                                                    ------------------------------------------  JANUARY 1, 1997 TO
                                                       1994           1995             1996       MAY 31, 1997(6)
                                                    ----------     ----------       ----------    ---------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ..........      $15.53         $13.90           $15.40          $14.90
                                                    ----------     ----------       ----------      ----------
   Net Investment Income .........................        1.12           1.12             1.09            0.44
   Net Realized and Unrealized Gain (Loss) on
     Investments and Financial Futures Contracts .       (1.55)          1.50            (0.50)          (0.12)
                                                    ----------     ----------       ----------      ----------
      Total from Investment Operations ...........       (0.43)          2.62             0.59            0.32
                                                    ----------     ----------       ----------      ----------
   Less Distributions:
   Dividends from Net Investment Income ..........       (1.12)         (1.12)           (1.09)          (0.44)
   Distributions from Net Realized Gain on
     Investments Sold and Financial
     Futures Contracts ...........................       (0.08)            --               --              --
                                                    ----------     ----------       ----------      ----------
      Total Distributions ........................       (1.20)         (1.12)           (1.09)          (0.44)
                                                    ----------     ----------       ----------      ----------
   Net Asset Value, End of Period ................      $13.90         $15.40           $14.90          $14.78
                                                    ==========     ==========       ==========      ==========
   Total Investment Return at Net Asset Value(1) .       (2.75%)        19.40%            4.11%           2.22%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ......  $1,326,058     $1,535,204       $1,416,116      $1,361,924
   Ratio of Expenses to Average Net Assets .......        1.26%          1.13%            1.14%           1.11%(4)
   Ratio of Net Investment Income to Average
     Net Assets ..................................        7.74%          7.58%            7.32%           7.38%(4)
   Portfolio Turnover Rate .......................          85%           103%(5)          123%             58%

                                                        YEAR ENDED MAY 31,      SIX MONTHS ENDED
                                                    --------------------------  NOVEMBER 30, 1999
                                                       1998           1999         (UNAUDITED)
                                                    ----------      ----------     -----------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ..........      $14.78          $15.25          $14.76
                                                    ----------      ----------      ----------
   Net Investment Income .........................        1.05(2)         0.97(2)         0.48(2)
   Net Realized and Unrealized Gain (Loss) on
     Investments and Financial Futures Contracts .        0.47           (0.49)          (0.44)
                                                    ----------      ----------      ----------
      Total from Investment Operations ...........        1.52            0.48            0.04
                                                    ----------      ----------      ----------
   Less Distributions:
   Dividends from Net Investment Income ..........       (1.05)          (0.97)          (0.48)
   Distributions from Net Realized Gain on
     Investments Sold and Financial
     Futures Contracts ...........................          --              --              --
                                                    ----------      ----------      ----------
      Total Distributions ........................       (1.05)          (0.97)          (0.48)
                                                    ----------      ----------      ----------
   Net Asset Value, End of Period ................      $15.25          $14.76          $14.32
                                                    ==========      ==========      ==========
   Total Investment Return at Net Asset Value(1) .       10.54%           3.11%           0.34%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ......  $1,327,728      $1,278,582      $1,214,852
   Ratio of Expenses to Average Net Assets .......        1.08%           1.07%           1.11%(4)
   Ratio of Net Investment Income to Average
     Net Assets ..................................        6.90%           6.35%           6.60%(4)
   Portfolio Turnover Rate .......................         198%            228%             80%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,            PERIOD FROM
                                                     -----------------------------------  JANUARY 1, 1997 TO
                                                       1994        1995           1996      MAY 31, 1997(6)
                                                     -------     -------        --------    ---------------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ..........    $15.52      $13.90          $15.40         $14.90
                                                     -------     -------        --------       --------
   Net Investment Income .........................      1.04        1.02            0.98           0.40
   Net Realized and Unrealized Gain (Loss) on
     Investments and Financial Futures Contracts .     (1.54)       1.50           (0.50)         (0.12)
                                                     -------     -------        --------       --------
      Total from Investment Operations ...........     (0.50)       2.52            0.48           0.28
                                                     -------     -------        --------       --------
   Less Distributions:
   Dividends from Net Investment Income ..........     (1.04)      (1.02)          (0.98)         (0.40)
   Distributions from Net Realized Gain on
     Investments Sold and Financial
     Futures Contracts ...........................     (0.08)         --              --             --
                                                     -------     -------        --------       --------
      Total Distributions ........................     (1.12)      (1.02)          (0.98)         (0.40)
                                                     -------     -------        --------       --------
   Net Asset Value, End of Period ................    $13.90      $15.40          $14.90         $14.78
                                                     =======     =======        ========       ========
   Total Investment Return at Net Asset Value(1) .     (3.13%)     18.66%           3.38%          1.93%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ......   $40,299     $98,739        $134,112       $132,885
   Ratio of Expenses to Average Net Assets .......      1.78%       1.75%           1.84%          1.81%(4)
   Ratio of Net Investment Income to Average
     Net Assets ..................................      7.30%       6.87%           6.62%          6.68%(4)
   Portfolio Turnover Rate .......................        85%        103%(5)         123%            58%

                                                        YEAR ENDED MAY 31,     SIX MONTHS ENDED
                                                     -----------------------   NOVEMBER 30, 1999
                                                       1998          1999         (UNAUDITED)
                                                     --------       --------      ----------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ..........     $14.78         $15.25         $14.76
                                                     --------       --------       --------
   Net Investment Income .........................       0.95(2)        0.86(2)        0.43(2)
   Net Realized and Unrealized Gain (Loss) on
     Investments and Financial Futures Contracts .       0.47          (0.49)         (0.44)
                                                     --------       --------       --------
      Total from Investment Operations ...........       1.42           0.37          (0.01)
                                                     --------       --------       --------
   Less Distributions:
   Dividends from Net Investment Income ..........      (0.95)         (0.86)         (0.43)
   Distributions from Net Realized Gain on
     Investments Sold and Financial
     Futures Contracts ...........................         --             --             --
                                                     --------       --------       --------
      Total Distributions ........................      (0.95)         (0.86)         (0.43)
                                                     --------       --------       --------
   Net Asset Value, End of Period ................     $15.25         $14.76         $14.32
                                                     ========       ========       ========
   Total Investment Return at Net Asset Value(1) .       9.78%          2.39%         (0.02%)(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ......   $165,983       $238,591       $228,949
   Ratio of Expenses to Average Net Assets .......       1.78%          1.77%          1.81%(4)
   Ratio of Net Investment Income to Average
     Net Assets ..................................       6.18%          5.65%          5.90%(4)
   Portfolio Turnover Rate .......................        198%           228%            80%

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                        PERIOD FROM
                                                      OCTOBER 1, 1998
                                                      (COMMENCEMENT OF   SIX MONTHS ENDED
                                                       OPERATIONS) TO    NOVEMBER 30, 1999
                                                        MAY 31, 1999        (UNAUDITED)
                                                        ------------        -----------
CLASS C
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............       $15.61              $14.76
                                                         ----------          ----------
  Net Investment Income(2) ...........................         0.55                0.43
  Net Realized and Unrealized Loss on Investments and
    Financial Futures Contracts ......................        (0.85)              (0.44)
                                                         ----------          ----------
    Total from Investment Operations .................        (0.30)              (0.01)
                                                         ----------          ----------
  Less Distributions:
  Dividends from Net Investment Income ...............        (0.55)              (0.43)
                                                         ----------          ----------
  Net Asset Value, End of Period .....................       $14.76              $14.32
                                                         ==========          ==========
  Total Investment Return at Net Asset Value(1) ......        (1.95%)(3)          (0.02%)(3)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ...........      $21,368             $23,763
  Ratio of Expenses to Average Net Assets ............         1.77%(4)            1.81%(4)
  Ratio of Net Investment Income to Average Net Assets         5.65%(4)            5.89%(4)
  Portfolio Turnover Rate ............................          228%                 80%

(1) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Not annualized.
(4)   Annualized.
(5)   Portfolio turnover rate excludes merger activity.
(6) Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Schedule of Investments
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Bond Fund on November 30, 1999. It's divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
BONDS
Aerospace (0.44%)
  Jet Equipment Trust,
    Equipment Trust Cert Ser 95B2 08-15-14 (R) .......                 10.910%      BBB           $5,800      $6,471,292
                                                                                                             -----------
Automobile/Trucks (0.71%)
  Chrysler Financial Co. LLC,
    Med Term Note Ser S 11-15-01 .....................                  5.690       A+             4,520       4,437,646
  ERAC USA Finance Co.,
    Note 02-15-05 (R) ................................                  6.625       BBB+           6,200       5,952,868
                                                                                                             -----------
                                                                                                              10,390,514
                                                                                                             -----------
Banks - Foreign (3.22%)
  Abbey National First Capital, B.V.,
    Sub Note (United Kingdom) 10-15-04 (Y) ...........                  8.200       AA-           10,000      10,366,300
  African Development Bank,
    Sub Note (Supra National) 12-15-03 (Y) ...........                  9.750       AA-            8,000       8,826,480
  International Bank for Reconstruction & Development,
    Deb (Supra National) 09-01-16 (Y) ................                  8.250       AAA            5,000       5,565,150
  RBSG Capital Corp.,
    Gtd Cap Note 03-01-04 ............................                 10.125       A             10,605      11,592,325
  Scotland International Finance No. 2 B.V.,
    Gtd Sub Note (Netherlands) 11-01-06 (R) (Y) ......                  8.850       A+            10,250      10,916,045
                                                                                                             -----------
                                                                                                              47,266,300
                                                                                                             -----------
Banks - United States (3.37%)
  Bank of New York,
    Cap Security 12-01-26 (R) ........................                  7.780       A-             5,705       5,327,215
  Barclay's North American Capital Corp.,
    Gtd Cap Note 05-15-21 ............................                  9.750       AA-            8,925       9,560,460
  First Union National Bank,
    Sub Note 12-01-28 ................................                  6.500       A              4,705       4,013,647
  FleetBoston Financial Corp.,
    Sub Note 12-01-05 ................................                  6.625       A-             4,445       4,330,052
  National Westminster Bank Plc - New York Branch,
    Sub Note 05-01-01 ................................                  9.450       AA-           10,000      10,348,000
  NB Capital Trust IV,
    Gtd Cap Security 04-15-27 ........................                  8.250       A-             2,915       2,944,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Banks - United States (continued)
  Security Pacific Corp.,
    Medium Term Sub Note 05-09-01 ....................                 10.360%      A             $6,000      $6,304,020
    Sub Note 11-15-00 ................................                 11.500       A              6,400       6,669,760
                                                                                                             -----------
                                                                                                              49,497,304
                                                                                                             -----------
Beverages (0.50%)
  Canandaigua Brands, Inc.,
    Sr Sub Note Ser C 12-15-03 .......................                  8.750       B+             4,115       4,053,275
  Seagram (Joseph) & Sons, Inc.,
    Gtd Deb 09-15-11 .................................                  8.875       BBB-           3,100       3,322,487
                                                                                                             -----------
                                                                                                               7,375,762
                                                                                                             -----------
Broker Services (0.40%)
  Goldman Sachs Group, Inc.,
    Medium Term Note Ser B 10-01-09 ..................                  7.350       A+             5,840       5,805,252
                                                                                                             -----------
Building (0.17%)
  Owens Corning,
    Note 03-15-09 ....................................                  7.000       BBB-           2,805       2,492,888
                                                                                                             -----------
Chemicals (0.90%)
  Akzo Nobel, Inc.,
    Bond 11-15-03 (R) ................................                  6.000       A              2,820       2,707,200
  Du Pont (E.I.) de Nemours & Co.,
    Note 10-15-09 ....................................                  6.875       AA-            3,310       3,258,860
  Equistar Chemicals, L.P.,
    Note 02-15-04 ....................................                  8.500       BBB-           3,950       3,880,875
  Lyondell Chemical Co.,
    Sr Sec Note Ser A 05-01-07 .......................                  9.625       BB               650         667,875
  Monsanto Co.,
    Deb 12-01-28 (R) .................................                  6.600       A              2,990       2,618,194
                                                                                                             -----------
                                                                                                              13,133,004
                                                                                                             -----------
Computers (1.01%)
  Ceridian Corp.,
    Sr Note 06-01-04 .................................                  7.250       BBB            3,820       3,706,622
  Primark Corp.,
    Sr Sub Note 12-15-08 .............................                  9.250       B+             2,220       2,097,900
  PSINet, Inc.,
    Sr Note 11-01-08 .................................                 11.500       B-             2,920       3,036,800
    Sr Note 08-01-09 .................................                 11.000       B-             1,525       1,540,250
  Verio, Inc.,
    Sr Note 04-01-05 .................................                 10.375       B-             4,395       4,449,938
                                                                                                             -----------
                                                                                                              14,831,510
                                                                                                             -----------
Cosmetics & Personal Care (0.43%)
  Johnson & Johnson,
    Deb 11-15-23 .....................................                  6.730       AAA            6,750       6,365,115
                                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Energy (1.02%)
  AES Corp.,
    Sr Sub Note 07-15-06 .............................                 10.250%      B+            $6,005      $6,095,075
  MidAmerican Energy Holdings,
    Sr Bond 09-15-28 .................................                  8.480       BBB-           4,660       4,853,297
  P&L Coal Holdings Corp.,
    Sr Sub Note Ser B 05-15-08 .......................                  9.625       B              4,040       3,999,600
                                                                                                             -----------
                                                                                                              14,947,972
                                                                                                             -----------
Fiber Optics (0.09%)
  Williams Communications Group, Inc.,
    Sr Note 10-01-09 .................................                 10.875       BB-            1,280       1,337,600
                                                                                                             -----------
Finance (3.47%)
  Bombardier Capital, Inc.,
    Note 01-15-02 (R) ................................                  6.000       A-             4,620       4,516,974
  CIT Group Holdings, Inc.,
    Deb 03-15-01 .....................................                  9.250       A              5,000       5,150,650
    Note 10-15-01 ....................................                  5.500       A+             5,485       5,372,393
  Finova Capital Corp.,
    Note 11-01-02 ....................................                  6.250       A-             4,105       4,003,319
  Ford Motor Credit Co.,
    Note 04-28-03 ....................................                  6.125       A              5,500       5,371,300
    Note 10-28-09 ....................................                  7.375       A              5,840       5,864,178
  General Motors Acceptance Corp.,
    Note 12-01-01 ....................................                  6.375       A              5,470       5,429,741
  Household Finance Corp.,
    Note 11-01-02 ....................................                  5.875       A              6,860       6,641,029
  Marlin Water Trust & Marlin Water Capital Corp.,
    Sr Sec Note 12-15-01 (R) .........................                  7.090       BBB            4,405       4,327,912
  Merrill Lynch Mortgage Investors, Inc.,
    Sub Bond Ser 1992-B Class B 04-15-12 .............                  8.500       Aaa              601         600,587
  Yanacocha Receivables Master Trust,
    Pass Thru Cert Ser 1997-A 06-15-04 (R) ...........                  8.400       BBB-           3,969       3,651,779
                                                                                                             -----------
                                                                                                              50,929,862
                                                                                                             -----------
Government - Foreign (0.98%)
  Nova Scotia, Province of,
    Deb (Canada) 04-01-22 (Y) ........................                  8.750       A-             7,500       8,413,800
  Saskatchewan, Province of,
    Bond (Canada) 12-15-20 (Y) .......................                  9.375       A              5,000       5,978,750
                                                                                                             -----------
                                                                                                              14,392,550
                                                                                                             -----------
Government - U.S. (21.44%)
  United States Treasury,
    Bond 08-15-17 ....................................                  8.875       AAA           41,247      50,791,968
    Bond 05-15-18 ....................................                  9.125       AAA           47,075      59,498,563
    Bond 02-15-23 ....................................                  7.125       AAA           88,234      94,079,503
    Note 05-15-01 ....................................                  8.000       AAA            4,391       4,513,114

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Government - U.S. (continued)
    Note 05-15-02 ....................................                  7.500%      AAA          $19,686     $20,325,795
    Note 08-15-03 ....................................                  5.750       AAA           16,935      16,728,562
    Note 02-15-05 ....................................                  7.500       AAA           33,690      35,574,619
    Note 07-15-06 ....................................                  7.000       AAA           31,907      33,143,396
                                                                                                             -----------
                                                                                                             314,655,520
                                                                                                             -----------
Government - U.S. Agencies (12.62%)
  Federal Home Loan Mortgage Corp.,
    20 Yr Pass Thru Ctf 01-01-16 .....................                 11.250       AAA              582         633,506
  Federal National Mortgage Assn.,
    15 Yr Pass Thru Ctf 01-25-05 .....................                  8.000       AAA            6,879       6,941,272
    15 Yr Pass Thru Ctf 02-01-08 .....................                  7.500       AAA            1,264       1,277,027
    15 Yr Pass Thru Ctf 09-01-10 to 12-01-10 .........                  7.000       AAA            3,007       2,994,574
    15 Yr Pass Thru Ctf 12-01-12 .....................                  6.500       AAA            8,990       8,795,672
    30 Yr Pass Thru Ctf 11-01-28 .....................                  6.500       AAA            3,676       3,507,146
    30 Yr Pass Thru Ctf 10-01-23 .....................                  7.000       AAA            5,142       5,048,438
    Bond 05-15-29 ....................................                  6.250       AAA           19,585      17,758,111
    Note 05-14-04 ....................................                  5.625       AAA           13,500      13,008,465
    Note 08-15-04 ....................................                  6.500       AAA           13,945      13,897,029
    Note 09-15-09 ....................................                  6.625       AAA           30,210      29,846,574
    Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22 .....                  6.940       AAA            3,237       3,199,651
  Financing Corp.,
    Bond 02-08-18 ....................................                  9.400       AAA            7,000       8,643,880
  Government National Mortgage Assn.,
    30 Yr Pass Thru Ctf 02-15-28 to 07-15-28 .........                  6.500       AAA           15,093      14,357,356
    30 Yr Pass Thru Ctf 06-15-28 to 04-15-29 .........                  7.000       AAA           25,714      25,110,818
    30 Yr Pass Thru Ctf 02-15-24 to 12-21-29 .........                  7.500       AAA           17,089      17,081,742
    30 Yr Pass Thru Ctf 11-15-22 .....................                  8.000       AAA            2,765       2,818,199
    30 Yr Pass Thru Ctf 07-15-16 to 01-15-25 .........                  9.000       AAA            7,046       7,437,413
    30 Yr Pass Thru Ctf 11-15-19 to 05-15-21 .........                  9.500       AAA            1,750       1,861,058
    30 Yr Pass Thru Ctf 06-15-20 to 03-15-25 .........                 10.000       AAA              772         836,432
    30 Yr Pass Thru Ctf 01-15-16 .....................                 10.500       AAA               56          60,788
    30 Yr Pass Thru Ctf 01-15-16 .....................                 11.000       AAA              129         141,788
                                                                                                             -----------
                                                                                                             185,256,939
                                                                                                             -----------
Insurance (3.50%)
  Conseco, Inc.,
    Note 10-15-06 ....................................                  9.000       BBB+           4,075       4,144,071
  Equitable Life Assurance Society of the United States,
    Surplus Note 12-01-05 (R) ........................                  6.950       A              6,050       5,944,911
  Fairfax Financial Holdings Ltd.,
    Note (Canada) 04-15-26 (Y) .......................                  8.300       BBB+           3,775       3,410,524
  Liberty Mutual Insurance Co.,
    Surplus Note 10-15-26 (R) ........................                  7.875       A+             1,460       1,320,731
  Massachusetts Mutual Life Insurance Co.,
    Surplus Note 11-15-23 (R) ........................                  7.625       AA            10,450      10,272,350

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Insurance (continued)
  New York Life Insurance Co.,
    Surplus Note 12-15-23 (R) ........................                  7.500%      AA-          $15,000     $13,770,000
  Sun Canada Financial Co.,
    Gtd Sub Note 12-15-07 (R) ........................                  6.625       AA-            7,250       6,873,000
  URC Holdings Corp.,
    Sr Note 06-30-06 (R) .............................                  7.875       A-             5,665       5,658,995
                                                                                                             -----------
                                                                                                              51,394,582
                                                                                                             -----------
Leasing Companies (0.18%)
  United Rentals, Inc.,
    Sr Sub Note Ser B 04-01-09 .......................                  9.000       BB-            2,975       2,692,375
                                                                                                             -----------
Leisure (1.39%)
  Harrah's Operating Co., Inc.,
    Sr Note 01-15-09 .................................                  7.500       BBB-           4,085       3,877,319
  HMH Properties, Inc.,
    Sr Gtd Sec Note Ser A 08-01-05 ...................                  7.875       BB             2,380       2,201,500
  Marvel Enterprises, Inc.,
    Sr Note 06-15-09 .................................                 12.000       B-             1,695       1,576,350
  Premier Parks, Inc.,
    Sr Note 06-15-07 .................................                  9.750       B-             2,265       2,259,338
  SFX Entertainment, Inc.,
    Gtd Sr Sub Note 12-01-08 .........................                  9.125       B-             4,465       4,197,100
  Trump Hotels & Casino Resorts Funding, Inc./Holdings, L.P.,
    Sr Note 06-15-05 .................................                 15.500       B-             5,150       4,377,500
  Waterford Gaming LLC,
    Sr Note 03-15-10 (R) .............................                  9.500       B+             1,886       1,874,212
                                                                                                             -----------
                                                                                                              20,363,319
                                                                                                             -----------
Media (5.05%)
  Adelphia Communications Corp.,
    Sr Note Ser B 10-01-02 ...........................                  9.250       B+             4,750       4,797,500
    Sr Note Ser B 07-15-03 ...........................                  8.125       B+             2,250       2,185,313
    Sr Note 05-01-09 .................................                  7.875       B+             2,285       2,079,350
    Sr Note 11-15-09 .................................                  9.375       B+             1,635       1,630,912
  AMFM, Inc.,
    Sr Sub Note 10-01-08 .............................                  9.000       B              2,910       3,055,500
  Century Communications Corp.,
    Sr Note 08-15-00 .................................                  9.500       BB-            2,545       2,567,269
  Charter Communications Holdings, LLC,
    Sr Note 04-01-09 .................................                  8.625       B+             4,030       3,808,350
  Comcast Cable Communications, Inc.,
    Note 11-15-08 ....................................                  6.200       BBB            2,900       2,667,826
  Continental Cablevision, Inc.,
    Sr Note 05-15-06 .................................                  8.300       BBB            3,765       3,932,317
  CSC Holdings, Inc.,
    Sr Note Ser B 07-15-09 ...........................                  8.125       BB+            4,510       4,510,000
    Sr Sub Deb 05-15-16 ..............................                 10.500       BB-            2,890       3,222,350

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Media (continued)
  Echostar DBS Corp.,
    Sr Note 02-01-09 .................................                  9.375%      B             $1,385      $1,391,925
  Falcon Holdings Group L.P.,
    Deb Ser B 04-15-10 ...............................                  8.375       B              1,810       1,814,525
  Garden State Newspapers, Inc.,
    Sr Sub Note 07-01-11 .............................                  8.625       B+             2,445       2,200,500
    Sr Sub Note Ser B 10-01-09 .......................                  8.750       B+             2,365       2,211,275
  Liberty Media Group,
    Note 07-15-29 (R) ................................                  8.500       BBB-           3,900       3,960,840
  Mediacom LLC/Mediacom Capital Corp.,
    Sr Note Ser B 04-15-08 ...........................                  8.500       B+             2,880       2,678,400
  News America Holdings, Inc.,
    Gtd Sr Deb 08-10-18 ..............................                  8.250       BBB-           4,910       4,907,201
  Rogers Cablesystems Ltd.,
    Sr Note Ser B (Canada) 03-15-05 (Y) ..............                 10.000       BB+            4,880       5,221,600
  TCI Communications, Inc.,
    Sr Deb 02-15-26 ..................................                  7.875       AA-            4,680       4,779,356
  Time Warner, Inc.,
    Deb 01-15-13 .....................................                  9.125       BBB            4,865       5,450,162
  TV Guide, Inc.,
    Sr Sub Note Ser B 03-01-09 .......................                  8.125       B+             3,230       3,181,550
  United Pan-Europe Communications N.V.,
    Sr Note (Netherlands) 11-01-09 (R) (Y) ...........                 11.250       B-             1,795       1,857,825
                                                                                                             -----------
                                                                                                              74,111,846
                                                                                                             -----------
Medical (0.85%)
  Dynacare, Inc.,
    Sr Note (Canada) 01-15-06 (Y) ....................                 10.750       B+             5,040       4,914,000
  Fresenius Medical Care Capital Trust II,
    Gtd Trust Preferred Security 02-01-08 ............                  7.875       B+             3,480       3,166,800
  Quest Diagnostics, Inc.,
    Sr Sub Note 12-15-06 .............................                 10.750       B+             3,185       3,328,325
  Sola International, Inc.,
    Note 03-15-08 ....................................                  6.875       BBB-           1,260       1,103,584
                                                                                                             -----------
                                                                                                              12,512,709
                                                                                                             -----------
Metal (0.38%)
  Golden Northwest Aluminium, Inc.,
    1st Mtg Note 12-15-06 ............................                 12.000       BB-            2,465       2,569,762
  National Steel Corp.,
    1st Mtg Ser D 03-01-09 ...........................                  9.875       B+             2,895       2,981,850
                                                                                                             -----------
                                                                                                               5,551,612
                                                                                                             -----------
Mortgage Banking (3.12%)
  Citibank Credit Card Master Trust I,
    Pass Thru Ctf Ser 1997-7 Class A 08-15-02 ........                  6.350       AAA            3,955       3,943,926
  ContiMortgage Home Equity Loan Trust,
    Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25 ......                  8.100       AAA            3,880       3,906,675

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Mortgage Banking (continued)
  Credit Suisse First Boston Mortgage Securities Corp.
    Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class A-1A 12-17-07        6.260%      AAA           $5,055      $4,889,329
  Deutsche Mortgage & Asset Receiving Corp.,
    Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class C 03-15-08           6.861       A2             3,585       3,312,764
  FirstPlus Home Loan Trust,
    Pass Thru Ctf Ser 1998-4 Class A-5 01-10-18 ......                  6.380       AAA            6,220       5,940,100
  GMAC Commercial Mortgage Securities, Inc.,
    Pass Thru Ctf Ser 1997-C2 Class A-3 11-15-07 .....                  6.566       Aaa            6,025       5,796,050
  IMC Home Equity Loan Trust,
    Pass Thru Ctf Ser 1996-1 Class A-5 12-25-13 ......                  6.290       AAA            6,816       6,773,877
  Salomon Brothers Mortgage Securities VII, Inc.,
    Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2 07-25-24                  6.750       Aaa            3,940       3,905,761
  UCFC Home Equity Loan Trust,
    Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25 ......                  7.180       AAA            7,260       7,276,448
                                                                                                             -----------
                                                                                                              45,744,930
                                                                                                             -----------
Oil & Gas (1.49%)
  Amerada Hess Corp.,
    Bond 10-01-29 ....................................                  7.875       BBB            4,660       4,601,750
  CMS Panhandle Holding Co.,
    Sr Note 07-15-29 .................................                  7.000       BBB-           2,940       2,660,700
  Ocean Energy, Inc.,
    Sr Sub Note Ser B 07-15-07 .......................                  8.875       B-             1,960       1,979,600
  Petroleum Geo-Services,
    Sr Note (Norway) 03-30-08 (Y) ....................                  6.625       BBB            4,165       3,880,489
  Snyder Oil Corp.,
    Sr Sub Note 06-15-07 .............................                  8.750       BB-            2,555       2,548,612
  Swift Energy Co.,
    Sr Sub Note 08-01-09 .............................                 10.250       B-             1,605       1,629,075
  Triton Energy Ltd.,
    Sr Note 04-15-02 .................................                  8.750       BB-            4,630       4,612,638
                                                                                                             -----------
                                                                                                              21,912,864
                                                                                                             -----------
Paper & Paper Products (0.94%)
  Fort James Corp.,
    Sr Note 09-15-02 .................................                  6.500       BBB            4,110       4,031,992
  Packaging Corp. of America,
    Sr Sub Note 04-01-09 .............................                  9.625       B              3,135       3,236,888
  S.D. Warren Co.,
    Sr Sub Note Ser B 12-15-04 .......................                 12.000       B+             6,195       6,473,775
                                                                                                             -----------
                                                                                                              13,742,655
                                                                                                             -----------
Real Estate Investment Trust (1.39%)
  American Health Properties, Inc.,
    Note 01-15-07 ....................................                  7.500       BBB-           3,510       2,968,758
  Cabot Industrial Properties, L.P.,
    Note 05-01-04 ....................................                  7.125       BBB-           3,400       3,281,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Real Estate Investment Trust (continued)
  Camden Property Trust,
    Note 04-15-04 ....................................                  7.000%      BBB           $3,755      $3,641,373
  Liberty Property L.P.,
    Med Term Note 06-05-02 ...........................                  6.600       BBB-           2,990       2,900,300
  ProLogis Trust,
    Sr Note 04-15-04 .................................                  6.700       BBB+           3,520       3,370,189
  TriNet Corporate Realty Trust, Inc.,
    Note 05-15-01 ....................................                  7.300       BB             4,395       4,251,723
                                                                                                             -----------
                                                                                                              20,413,343
                                                                                                             -----------
Retail (1.00%)
  Great Atlantic & Pacific Tea Co., Inc. (The),
    Note 04-15-07 ....................................                  7.750       BBB-           3,130       2,973,437
  Meyer (Fred), Inc.,
    Note 03-01-08 ....................................                  7.450       BBB-           4,605       4,528,281
  Pathmark Stores, Inc.,
    Sub Note 06-15-02 ................................                 11.625       CCC+           4,700       4,664,750
  Safeway, Inc.,
    Note 11-15-01 ....................................                  5.875       BBB            2,480       2,427,598
                                                                                                             -----------
                                                                                                              14,594,066
                                                                                                             -----------
Revenue Bonds (0.88%)
  Massachusetts Bay Transportation Authority,
    Gen Trans Sys Ser 1998B 03-01-28 .................                  5.000       AAA            5,255       4,508,002
  Massachusetts Water Resource Authority,
    Ref Gen Rev Ser D 08-01-24 .......................                  5.000       AAA            4,495       3,904,132
  New York State Dormitory Authority,
    Mental Hlth Serv Facil Imp Rev Ser 1998D 02-15-23                   5.000       AAA            5,200       4,523,324
                                                                                                             -----------
                                                                                                              12,935,458
                                                                                                             -----------
Telecommunications (5.67%)
  AXIA, Inc.,
    Sr Sub Note 07-15-08 .............................                 10.750       B-             1,625       1,478,750
  Clearnet Communications, Inc.,
    Sr Disc Note, Step Coupon (10.125%, 05-01-04)
    (Canada) 05-01-09 (A) (Y) ........................                   Zero       BB-            6,020       3,687,250
  Crown Castle International Corp.,
    Sr Note 05-15-11 .................................                  9.000       B              4,025       3,934,438
  Global Crossing Holdings Ltd.,
    Sr Note 11-15-06 (R) .............................                  9.125       BB             1,625       1,600,625
    Sr Note 11-15-09 (R) .............................                  9.500       BB             3,860       3,806,925
  GTE North, Inc.,
    Deb Ser H 11-15-08 ...............................                  5.650       AA-            5,715       5,134,127
  Hermes Europe Railtel B.V.,
    Sr Note (Netherlands) 08-15-07 (Y) ...............                 11.500       B              2,950       3,031,125
    Sr Note (Netherlands) 01-15-09 (Y) ...............                 10.375       B              1,515       1,492,275
  LCI International, Inc.,
    Sr Note 06-15-07 .................................                  7.250       BB+            3,825       3,699,387

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Telecommunications (continued)
  Lenfest Communications, Inc.,
    Sr Sub Note 06-15-06 .............................                 10.500%      BB-           $5,645      $6,378,850
  McLeodUSA, Inc.,
    Sr Note 11-01-08 .................................                  9.500       B+             3,270       3,294,525
  Metromedia Fiber Network, Inc.,
    Sr Note Ser B 11-15-08 ...........................                 10.000       B+             3,950       3,989,500
  MetroNet Communications Corp.,
    Sr Note (Canada) 08-15-07 (Y) ....................                 12.000       BBB            2,425       2,800,875
  Nextel Communications, Inc.,
    Sr Disc Note, Step Coupon (9.95%, 02-15-03)
    02-15-08 (A) .....................................                   Zero       B              3,225       2,273,625
    Sr Note 11-15-09 (R) .............................                  9.375       B              3,260       3,235,550
  NEXTLINK Communications, Inc.,
    Sr Note 11-15-08 .................................                 10.750       B              2,605       2,670,125
  NTL Communications Corp.,
    Sr Note Ser B 10-01-08 ...........................                 11.500       B-             4,350       4,719,750
  Omnipoint Corp.,
    Sr Note 09-15-09 (R) .............................                 11.500       CCC+           2,620       2,829,600
  Orange Plc,
    Sr Note (United Kingdom) 08-01-08 (Y) ............                  8.000       BBB            3,250       3,298,750
  RCN Corp.,
    Sr Note 10-15-07 .................................                 10.000       B3             2,315       2,315,000
  Sprint Capital Corp.,
    Gtd Note 05-01-19 ................................                  6.900       BBB+           4,700       4,344,304
  Tritel PCS, Inc.,
    Sr Disc Note, Step Coupon (12.75%, 05-15-04)
    05-15-09 (A) (R) .................................                   Zero       B3             1,280         819,200
  Triton PCS, Inc.,
    Gtd Sr Sub Disc Note, Step Coupon (11.00%, 05-01-03)
    05-01-08 (A) .....................................                   Zero       CCC+           2,440       1,720,200
  WorldCom, Inc.,
    Sr Note 08-15-01 .................................                  6.125       A-             6,230       6,178,727
  Worldwide Fiber, Inc.,
    Sr Note (Canada) 12-15-05 (Y) ....................                 12.500       B+             4,340       4,502,750
                                                                                                             -----------
                                                                                                              83,236,233
                                                                                                             -----------
Transport (5.10%)
  America West Airlines, Inc.,
    Pass Thru Ctf Ser 1996-1B 01-02-08 ...............                  6.930       A-             3,634       3,471,368
  Continental Airlines, Inc.,
    Pass Thru Ctf Ser 1996-C 10-15-13 ................                  9.500       BBB+           4,557       4,753,796
    Pass Thru Ctf Ser 1999-1A 08-02-20 ...............                  6.545       AA+            5,613       5,155,223
    Note 12-15-05 ....................................                  8.000       BB-            3,915       3,592,012
  Fine Air Services, Inc.,
    Sr Note 06-01-08 .................................                  9.875       B              3,735       3,174,750
  Humpuss Funding Corp.,
    Gtd Note (Indonesia) 12-15-09 (R) (Y) ............                  7.720       B3             2,072       1,443,695

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Transport (continued)
  Northwest Airlines, Inc.,
    Gtd Note 03-15-04 ................................                  8.375%      BB            $4,505      $4,283,759
    Pass Thru Ctf Ser 1996-1C 01-02-05 ...............                 10.150       BBB-           2,581       2,555,665
    Pass Thru Ctf Ser 1996-1D 01-02-15 ...............                  8.970       BBB-           3,624       3,623,444
  NWA Trust,
    Sr Note Ser A 12-21-12 ...........................                  9.250       AA             5,164       5,459,526
  Railcar Trust No. 1992-1,
    Pass Thru Ser 1992-1 Class A 06-01-04 ............                  7.750       AAA           11,630      11,814,121
  Ucar Global Enterprises, Inc.,
    Sr Sub Note 01-15-05 .............................                 12.000       B              6,470       6,728,800
  Union Pacific Corp.,
    Deb 02-01-29 .....................................                  6.625       BBB-           4,685       4,005,300
  US Airways, Inc.,
    Pass Thru Ctf Ser 1989-A2 01-01-13 ...............                  9.820       BB             5,125       4,984,063
    Pass Thru Ctf Ser 1990-A1 03-19-05 ...............                 11.200       BB             7,317       7,536,068
  Wisconsin Central Transportation Corp.,
    Note 04-15-08 ....................................                  6.625       BBB-           2,470       2,283,219
                                                                                                             -----------
                                                                                                              74,864,809
                                                                                                             -----------
Utilities (10.62%)
  AES Eastern Energy,
    Pass Thru Ctf 07-02-17 (R) .......................                  9.000       BBB-           3,660       3,500,058
  Beaver Valley Funding Corp.,
    Sec Lease Oblig Bond 06-01-17 ....................                  9.000       BB-            5,005       5,067,562
  BVPS II Funding Corp.,
    Collateralized Lease Bond 06-01-17 ...............                  8.890       BB-            6,600       6,765,000
  Calpine Corp.,
    Sr Note 05-15-06 .................................                 10.500       BB+            4,650       4,836,000
  Cleveland Electric Illuminating Co.,
    1st Mtg Ser B 05-15-05 ...........................                  9.500       BB+           10,220      10,616,025
  CMS Energy Corp.,
    Sr Note Ser B 01-15-04 ...........................                  6.750       BB             3,545       3,364,276
    Sr Note 01-15-09 .................................                  7.500       BB             5,250       4,830,000
  Connecticut Light & Power Co.,
    1st Ref Mtg Ser C 06-01-02 .......................                  7.750       BBB-           1,900       1,929,887
    Note 06-05-03 (R) ................................                  8.590       BBB-           2,350       2,365,839
  East Coast Power LLC,
    Sr Sec Note 03-31-12 (R) .........................                  7.066       BBB-           4,670       4,237,885
  EIP Funding-PNM,
    Sec Fac Bond 10-01-12 ............................                 10.250       BBB-           8,923       9,633,182
  GG1B Funding Corp.,
    Deb 01-15-11 .....................................                  7.430       BBB-           3,668       3,513,084
  Hydro-Quebec,
    Gtd Bond (Canada) 02-01-21 (Y) ...................                  9.400       A+             3,140       3,724,856
    Gtd Deb (Canada) 02-01-03 (Y) ....................                  7.375       A+             7,185       7,276,034
    Gtd Deb Ser FU (Canada) 02-01-12 (Y) .............                 11.750       A+             5,000       6,717,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                               PAR VALUE
                                                                      INTEREST    CREDIT         (000s         MARKET
ISSUER, DESCRIPTION                                                     RATE      RATING*       OMITTED)       VALUE
-------------------                                                   --------    -------      ----------    ----------
Utilities (continued)
  Iberdrola International B.V.,
    Note 10-01-02 ....................................                  7.500%      AA-           $8,000      $8,109,840
    Note (Netherlands) 06-01-03 (R) (Y) ..............                  7.125       AA-            8,629       8,682,759
  Long Island Lighting Co.,
    Deb 03-15-23 .....................................                  8.200       A-             5,615       5,615,000
  Midland Cogeneration Venture L.P.,
    Sec Deb Ser C-91 07-23-02 ........................                 10.330       BBB-           7,807       8,065,272
  Midland Funding Corp. II,
    Deb Ser A 07-23-05 ...............................                 11.750       BB             5,130       5,607,552
    Deb Ser B 07-23-06 ...............................                 13.250       BB             1,900       2,263,090
  Monterrey Power S.A. de C.V.,
    Sr Sec Bond (Mexico) 11-15-09 (R) (Y) ............                  9.625       BB             1,320       1,128,600
  Niagara Mohawk Power Corp.,
    Deb 01-01-18 .....................................                  8.770       BBB            6,900       7,185,867
  North Atlantic Energy Corp.,
    1st Mtg Ser A 06-01-02 ...........................                  9.050       BB-            3,575       3,633,523
  Northeast Utilities,
    Note Ser A 12-01-06 ..............................                  8.580       BB-              979         982,466
  PECO Energy Transition Trust,
    Pass Thru Ctf Ser 1999-A Class A-6 03-01-09 ......                  6.050       AAA            4,481       4,256,950
  PNPP II Funding Corp.,
    Deb 05-30-16 .....................................                  9.120       BB-            3,905       4,135,825
  System Energy Resources, Inc.,
    1st Mtg 08-01-01 .................................                  7.710       BBB-           5,525       5,541,575
  U.S. West Capital Funding, Inc.,
    Gtd Deb 07-15-28 .................................                  6.875       A-             4,695       4,197,612
  Waterford 3 Funding Corp.,
    Sec Lease Obligation Bond 01-02-17 ...............                  8.090       BBB-           8,289       8,041,734
                                                                                                             -----------
                                                                                                             155,825,103
                                                                                                             -----------
                                                                              TOTAL BONDS
                                                                    (Cost $1,406,068,623)         (92.33%) 1,355,045,288
                                                                                                 -------   -------------

                                                                                               NUMBER OF
                                                                                                 SHARES
                                                                                              OR WARRANTS
                                                                                              -----------
PREFERRED STOCKS AND WARRANTS
  California Federal Preferred Capital Corp., 9.125%, Ser A, Preferred Stock ............        327,190       7,484,471
  CSC Holdings, Inc., 11.125%, Ser M, Preferred Stock ...................................         49,150       5,332,775
  CSC Holdings, Inc., 11.750%, Ser H, Preferred Stock ...................................          8,688         938,304
  MetroNet Communications Corp., Warrant (Canada) (R) (Y) ...............................          4,625         531,875
  Packaging Corp. of America, 12.375%, Preferred Stock ..................................         16,929       1,845,261
                                                                                              ----------      ----------
                                                      TOTAL PREFERRED STOCKS AND WARRANTS
                                                                       (Cost $16,047,038)          (1.10%)    16,132,686
                                                                                              ----------      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                       PAR VALUE
                                                                                        INTEREST         (000s           MARKET
ISSUER, DESCRIPTION                                                                       RATE          OMITTED)          VALUE
-------------------                                                                     --------       ---------         ------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.17%)
  Investment in a joint repurchase agreement transaction with Barclay's, Inc. -
    Dated 11-30-99, due 12-01-99 (Secured by U.S. Treasury Bonds, 7.500% thru
    11.625%, due 11-15-04 thru 11-15-22 and U.S. Treasury Notes, 6.625% thru
    7.500%, due 03-31-02 thru
    02-15-05) - Note A ...........................................................        5.690%        $75,911          $75,911,000
                                                                                                                      --------------
Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 4.50% ...........................................................                                                57
                                                                                                                      --------------
                                                                    TOTAL SHORT-TERM INVESTMENTS          (5.17%)         75,911,057
                                                                                                        -------       --------------
                                                                               TOTAL INVESTMENTS         (98.60%)      1,447,089,031
                                                                                                        -------       --------------
                                                               OTHER ASSETS AND LIABILITIES, NET          (1.40%)         20,475,457
                                                                                                        -------       --------------
                                                                                TOTAL NET ASSETS        (100.00%)     $1,467,564,488
                                                                                                        =======       ==============

(A) Cash interest will paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $132,204,954 or 9.01% of net assets as of November 30, 1999.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

* Credit ratings are unaudited and rated by Standard and Poor's where available, or Moody's Investors Service or John Hancock Advisers, Inc. where Standard and Poor's ratings are not available.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

(UNAUDITED)

NOTE A -
ACCOUNTING POLICIES

John Hancock Sovereign Bond Fund (the "Trust") is a diversified open-end investment management company, registered under the Investment Company Act of 1940. The Trust consists of one series: John Hancock Bond Fund (the "Fund"). The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities.

      The Trustees have authorized the issuance of multiple classes of the Fund, designated as Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights regarding such a distribution plan.

      Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

      For federal income tax purposes, the Fund has $23,620,416 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows: May 31, 2001 -- $4,066,817, May 31, 2002 -- $9,347,493, May 31, 2004
-- $8,402,805, May 31, 2005 -- $1,183,431 and May 31, 2007 -- $619,870. Expired
capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

      The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated

==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund entered into a syndicated line of credit agreement with various banks that enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the participating funds. The Fund had no borrowing activity for the period ended November 30, 1999.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial future contracts being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

      When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

      For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

      At November 30, 1999, open positions in financial futures contracts were as follows:

                                                                    UNREALIZED
EXPIRATION             OPEN CONTRACTS              POSITION        APPRECIATION
----------             --------------              --------        ------------
DEC 99             149 U.S. TREASURY BOND            SHORT           $354,457
                                                                     ========

      At November 30, 1999, the Fund had deposited $220,000 par value of United States Treasury Bonds, 7.125%, due 02-15-23, in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

      The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

      The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

      Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

      At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

      At November 30, 1999, there were no written option transactions.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly fee to the Adviser for a continuous investment program equivalent on an annual basis to the sum of (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

      The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended November 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $350,362. Out of this amount, $25,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $93,661 was paid as sales commissions to unrelated broker-dealers and $230,931 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

      Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended November 30, 1999, contingent deferred sales charges received by JH Funds amounted to $381,313.

      Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended November 30, 1999, contingent deferred sales charges received by JH Funds amounted to $3,841.

      In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of these payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

      The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser,

==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1999, aggregated $442,757,922 and $570,053,112, respectively. Purchases and proceeds from sales of obligations and maturities of the U.S. government and its agencies, during the period ended November 30, 1999, aggregated $673,206,188 and $594,980,010, respectively.

      The cost of investments owned at November 30, 1999 (excluding the corporate savings account) for federal income tax purposes was $1,500,181,071. Gross unrealized appreciation and depreciation of investments aggregated $12,308,375 and $65,400,472, respectively, resulting in net unrealized depreciation of $53,092,097.

=====================================NOTES======================================

                         John Hancock Funds - Bond Fund

=====================================NOTES======================================

                         John Hancock Funds - Bond Fund

================================================================================

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      This report is for the information of shareholders of the John Hancock
Bond Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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